Segment information - Schedule of Segment Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting Information [Line Items]
Revenue	[1]	$ 537,972	$ 322,843	$ 131,334
Adjusted (negative) EBITDA		41,932	(40,105)	(121,813)
Depreciation and amortization		(36,003)	(34,205)	(29,680)
Stock-based compensation expense		(7,292)	(12,338)	(7,312)
Impairment charges		0	(5,106)	(1,917)
Restructuring charges		0	(4,041)	(13,360)
Acquisition related costs		390	93	3,135
Operating income (loss)		(1,753)	(95,888)	(177,217)
Financial results, net		(45,459)	(10,207)	12,910
Loss before income taxes		(47,212)	(106,095)	(164,307)
Income tax expenses		(21,309)	230	21,438
Net loss for the year		(68,521)	(105,865)	(142,869)
Net loss attributable to redeemable non-controlling interest		0	(1,237)	(282)
Net loss attributable to Despegar.com, Corp.		(68,521)	(104,628)	(142,587)
PrePayModel Customer
Segment Reporting Information [Line Items]
Revenue		457,335	270,891	102,591
Air
Segment Reporting Information [Line Items]
Revenue		215,782	118,456	62,713
Packages, Hotels and Other Travel Products
Segment Reporting Information [Line Items]
Revenue		317,748	203,587	68,483
Financial Services
Segment Reporting Information [Line Items]
Revenue		4,442	800	138
Operating Segments | Air
Segment Reporting Information [Line Items]
Revenue		215,782	118,456	62,713
Adjusted (negative) EBITDA		17,953	(21,536)	(33,035)
Depreciation and amortization		(10,339)	(11,523)	(9,773)
Stock-based compensation expense		0	0	0
Impairment charges		0	(161)	(593)
Restructuring charges		0	0	0
Acquisition related costs		390	0	0
Operating income (loss)		7,224	(33,220)	(43,401)
Operating Segments | Packages, Hotels and Other Travel Products
Segment Reporting Information [Line Items]
Revenue		317,748	203,587	68,483
Adjusted (negative) EBITDA		42,257	(4,770)	(84,655)
Depreciation and amortization		(12,516)	(10,961)	(9,773)
Stock-based compensation expense		0	0	0
Impairment charges		0	(4,945)	(1,324)
Restructuring charges		0	0	0
Acquisition related costs		0	0	0
Operating income (loss)		29,741	(20,676)	(95,752)
Operating Segments | Financial Services
Segment Reporting Information [Line Items]
Revenue		12,247	1,507	250
Adjusted (negative) EBITDA		(18,278)	(13,799)	(4,123)
Depreciation and amortization		(71)	(62)	(133)
Stock-based compensation expense		0	0	0
Impairment charges		0	0	0
Restructuring charges		0	0	0
Acquisition related costs		0	0	0
Operating income (loss)		(18,349)	(13,861)	(4,256)
Intersegment Eliminations
Segment Reporting Information [Line Items]
Revenue		7,805	707	112
Intersegment Eliminations | Financial Services
Segment Reporting Information [Line Items]
Revenue		7,805	707	112
Corporate
Segment Reporting Information [Line Items]
Depreciation and amortization		(13,077)	(11,659)	(10,001)
Stock-based compensation expense		(7,292)	(12,338)	(7,312)
Impairment charges		0	0	0
Restructuring charges		0	(4,041)	(13,360)
Acquisition related costs		0	93	3,135
Operating income (loss)		$ (20,369)	$ (28,131)	$ (33,808)

[1]	Includes $24,220, $19,205 and $7,066 for related party transactions for the years 2022, 2021 and 2020, respectively. See Note 24.